Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment as of December 31:

	2014	2013
	(In Thousands)
Leasehold improvements	$1,389	$1,370
Furniture and equipment	3,105	2,968
	4,494	4,338
Accumulated depreciation and amortization	(3,034)	(2,720)
	$1,460	$1,618